UNAUDITED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Changes in operating assets and liabilities:
Accounts payable				$ 1,070,000
Net cash and cash equivalents used in operating activities				(18,033,000)
Cash flows from investing activities:
Net cash and cash equivalents used in investing activities				(6,762,000)
Cash flows from financing activities:
Payment of offering costs				(4,511,000)
Net cash and cash equivalents provided by financing activities				129,093,000
Decarbonization Plus Acquisition Corporation Iii
Cash flow from operating activities:
Net loss		$ (24,200,094)	$ (18,413,179)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	$ (8,737,362)	21,166,668	12,429,306
Offering costs allocated to warrant liabilities		956,584	956,584
Interest earned on cash held in Trust Account	(5,286)	(5,400)	(10,686)
Changes in operating assets and liabilities:
Accounts payable		625,004	3,389,025
Franchise tax payable		83,288	133,699
Prepaid insurance		(972,212)	(830,911)
Net cash and cash equivalents used in operating activities		(2,346,162)	(2,346,162)
Cash flows from investing activities:
Investment of cash in Trust Account		(350,000,000)	(350,000,000)
Net cash and cash equivalents used in investing activities		(350,000,000)	(350,000,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid		343,000,000	343,000,000
Proceeds from sale of Private Placement Warrants		10,000,000	10,000,000
Proceeds from sale of Class B common stock to Sponsor		25,000	25,000
Payment of offering costs		(678,838)	(678,838)
Net cash and cash equivalents provided by financing activities		352,346,162	352,346,162
Net change in cash			0
Cash at beginning of period		$ 0	0
Cash at end of period	$ 0		0	$ 0
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation			$ 12,250,000